Loans and Allowance for Credit Losses	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Loans and Allowance for Credit Losses	LOANS AND ALLOWANCE FOR CREDIT LOSSES
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, Krungsri, and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 for further information.
Total Outstanding Loans and Past Due Analysis
The table below presents total outstanding loans and past due analysis by class at March 31, 2025 and 2026.

	Past Due
At At March 31, 2025::	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,275	¥6,127	¥15,402	¥61,523,077	¥130,854	¥61,669,333	¥2,419
Foreign	4,310	22,018	26,328	45,465,082	756,409	46,247,819	4,667
Residential	32,739	10,711	43,450	12,518,330	—	12,561,780	3,157
Card	15,737	30,221	45,958	452,815	—	498,773	—
Krungsri	228,655	252,745	481,400	8,365,508	—	8,846,908	—
Other	21,555	28,744	50,299	2,006,393	—	2,056,692	—
Total	¥312,271	¥350,566	¥662,837	¥130,331,205	¥887,263	¥131,881,305	¥10,243
Unearned income, unamortized premiums—net and deferred loan fees—net						(442,790)
Total						¥131,438,515

	Past Due
At March 31, 2026:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥5,227	¥12,697	¥17,924	¥64,013,000	¥161,423	¥64,192,347	¥2,879
Foreign	35,519	27,311	62,830	54,537,275	1,072,260	55,672,365	—
Residential	29,796	9,805	39,601	12,802,909	—	12,842,510	2,656
Card	18,154	34,414	52,568	504,940	—	557,508	—
Krungsri	281,023	228,683	509,706	9,315,107	19,964	9,844,777	—
Other	17,972	26,260	44,232	2,171,741	—	2,215,973	—
Total	¥387,691	¥339,170	¥726,861	¥143,344,972	¥1,253,647	¥145,325,480	¥5,535
Unearned income, unamortized premiums—net and deferred loan fees—net						(506,256)
Total						¥144,819,224

Nonaccrual Loans
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 for further information.
The information on nonaccrual loans by class at March 31, 2025 and 2026, and recognized interest income on nonaccrual loans by class for the fiscal years ended March 31, 2025 and 2026 are shown below:

	Recorded Loan Balance
March 31, 2025:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥279,460	¥78,151	¥4,433
Foreign	223,696	35,266	6,965
Residential	35,884	3,885	852
Card	77,534	—	34
Krungsri	327,637	8,198	15,037
Other	32,490	9	3,392
Total	¥976,701	¥125,509	¥30,713

	Recorded Loan Balance
March 31, 2026:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥198,756	¥90,531	¥3,578
Foreign	287,699	36,230	6,873
Residential	31,627	3,560	850
Card	38,164	—	87
Krungsri	330,984	14,844	15,036
Other	30,998	3	3,042
Total	¥918,228	¥145,168	¥29,466

Notes:
(1)Nonaccrual loans in the above table do not include loans held for sale of ¥20,258 million and ¥26,418 million at March 31, 2025 and 2026, respectively.
(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.
Loan Modifications
The following table summarizes the MUFG Group’s loan modifications that were made to borrowers experiencing financial difficulty by class for the fiscal years ended March 31, 2024, 2025 and 2026:

Fiscal year ended March 31, 2024:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥3,110	0.01%	¥—
Term extension	315,702	0.55	5,201
Combination of interest rate reduction and term extension	7,038	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥1,720	0.00%	¥—
Term extension	83,764	0.18	227
Combination of interest rate reduction and term extension	82	0.00	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	14,842	0.12	105
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	23,689	4.89	3,038
Combination of term extension and principal forgiveness	226	0.05	3
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥621	0.01%	¥85
Term extension	254,892	2.89	10,030
Combination of interest rate reduction and term extension	1,863	0.02	263
Combination of term extension and principal forgiveness	239	0.00	2,074
All other modifications and combinations	657	0.01	62
Other(2)
Interest rate reduction	¥606	0.03%	¥304
Term extension	6,464	0.37	415
Combination of interest rate reduction and term extension	345	0.02	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Fiscal year ended March 31, 2025:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥436	0.00%	¥—
Term extension	296,078	0.48	5,819
Combination of interest rate reduction and term extension	4,934	0.01	88
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥—	—%	¥—
Term extension	85,363	0.18	912
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	9,826	0.08	243
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	24,338	4.88	2,686
Combination of term extension and principal forgiveness	234	0.05	2
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥811	0.01%	¥326
Term extension	196,337	2.22	22,432
Combination of interest rate reduction and term extension	13,248	0.15	1,218
Combination of term extension and principal forgiveness	4,064	0.05	31
All other modifications and combinations	4,475	0.05	70
Other(2)
Interest rate reduction	¥2,014	0.10%	¥68
Term extension	7,412	0.36	1,343
Combination of interest rate reduction and term extension	—	—	4
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Fiscal year ended March 31, 2026:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥4	0.00%	¥4
Term extension	311,314	0.48	11,150
Combination of interest rate reduction and term extension	702	0.00	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥360	0.00%	¥—
Term extension	72,434	0.13	18,380
Combination of interest rate reduction and term extension	6,280	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	7,797	0.06	89
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	27,118	4.86	3,992
Combination of term extension and principal forgiveness	423	0.08	119
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥11	0.00%	¥255
Term extension	134,785	1.37	21,519
Combination of interest rate reduction and term extension	89,458	0.91	3,700
Combination of term extension and principal forgiveness	344	0.00	4,543
All other modifications and combinations	1,590	0.02	37
Other(2)
Interest rate reduction	¥1,720	0.08%	¥840
Term extension	5,670	0.26	526
Combination of interest rate reduction and term extension	1	0.00	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Notes:
(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accruing and nonaccrual loans.
Loan modifications made to borrowers experiencing financial difficulty for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such loans on the period-ended amortized cost basis is immaterial, and the vast majority of nonaccrual modified loans have subsequently defaulted.
Loans that had a payment default during the period and had been modified to borrowers experiencing financial difficulty at the time of the modification within the previous 12 months preceding the payment default in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as a default under the MUFG Group’s credit policy. Additionally, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, Krungsri and Other segments, loan modifications made to borrowers experiencing financial difficulty in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccrual and accruing loans that became past due one month or more within the Card segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when determining the allowance for credit losses, and are factored into projecting future cash flows for segments other than the Card segment, for which such default information is considered when using collectively-assessed allowance methodology.
The following table provides the financial effect of the modifications made to borrowers experiencing financial difficulty by class for the fiscal years ended March 31, 2024, 2025 and 2026:

Fiscal year ended March 31, 2024:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.13%.
Term extension	Added a weighted-average 1.0 years to the life of loans.
Foreign
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.46%.
Term extension	Added a weighted-average 0.8 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.6 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 15.22%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥809 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 1.34%.
Term extension	Added a weighted-average 2.3 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥1,250 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 3.40%.
Term extension	Added a weighted-average 3.0 years to the life of loans.

Fiscal year ended March 31, 2025:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.11%.
Term extension	Added a weighted-average 0.8 years to the life of loans.
Foreign
Term extension	Added a weighted-average 0.7 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.6 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 18.00%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥862 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 4.70%.
Term extension	Added a weighted-average 3.6 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥3,524 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 4.00%.
Term extension	Added a weighted-average 1.0 year to the life of loans.

Fiscal year ended March 31, 2026:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.11%.
Term extension	Added a weighted-average 1.1 years to the life of loans.
Foreign
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.68% .
Term extension	Added a weighted-average 1.0 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.6 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 16.81%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥1,118 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 7.97%.
Term extension	Added a weighted-average 3.4 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥5,706 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 2.20%.
Term extension	Added a weighted-average 1.0 year to the life of loans.
The following table provides the performance of loans that have been modified in the last 12 months to borrowers experiencing financial difficulty by class for the fiscal years ended March 31, 2024, 2025 and 2026:

Fiscal year ended March 31, 2024 :	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥324,772	¥740	¥338
Foreign	85,566	—	—
Residential(1)	13,770	918	154
Card(2)	17,888	3,961	2,066
Krungsri(2)	225,319	24,839	8,114
Other(2)	5,673	1,448	294
Total	¥672,988	¥31,906	¥10,966

Fiscal year ended March 31, 2025 :	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥300,859	¥442	¥148
Foreign	84,672	690	—
Residential(1)	8,930	742	154
Card(2)	19,316	3,562	1,694
Krungsri(2)	159,909	31,610	27,416
Other(2)	5,864	2,516	1,046
Total	¥579,550	¥39,562	¥30,458

Fiscal year ended March 31, 2026:	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥310,091	¥213	¥1,716
Foreign	79,074	—	—
Residential(1)	7,352	379	66
Card(2)	19,908	5,905	1,728
Krungsri(2)	183,106	25,665	17,418
Other(2)	5,724	1,116	550
Total	¥605,255	¥33,278	¥21,478

Notes:

(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.

The MUFG Group provided commitments to extend credit to borrowers experiencing financial difficulty that were granted modifications in the form of principal forgiveness, an interest rate reduction, or a term extension for the fiscal years ended March 31,
2025 and 2026. The amount of such commitments was ¥81,151 million and ¥98,864 million at March 31, 2025 and 2026, respectively. See Note 24 for further discussion of commitments to extend credit and information on the balance of commitments.

Credit Quality Indicator
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2025 and 2026, and gross charge-offs for the fiscal years ended March 31, 2025 and 2026 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2025 :	2024	2023	2022	2021	2020	Prior
	(in millions)
Commercial:	¥36,144,399	¥14,800,806	¥9,780,316	¥4,868,593	¥4,571,927	¥9,808,543	¥26,976,735	¥78,570	¥107,029,889
Domestic	24,117,429	7,173,200	6,154,487	3,848,005	4,060,428	7,912,621	8,272,309	—	61,538,479
Normal	23,928,261	7,042,016	6,052,900	3,665,031	3,962,275	7,288,161	8,073,197	—	60,011,841
Close Watch	128,827	122,907	90,760	166,698	78,351	529,207	184,168	—	1,300,918
Likely to become Bankrupt or Legally/Virtually Bankrupt	60,341	8,277	10,827	16,276	19,802	95,253	14,944	—	225,720
Gross charge-offs	1,371	2,259	2,078	592	261	3,140	907	—	10,608
Foreign	12,026,970	7,627,606	3,625,829	1,020,588	511,499	1,895,922	18,704,426	78,570	45,491,410
Normal	11,839,879	7,367,932	3,465,137	1,011,411	480,256	1,732,371	18,474,590	76,313	44,447,889
Close Watch	154,312	177,968	137,788	9,177	19,982	114,575	213,896	—	827,698
Likely to become Bankrupt or Legally/Virtually Bankrupt	32,779	81,706	22,904	—	11,261	48,976	15,940	2,257	215,823
Gross charge-offs	2,151	8,622	11,010	2,855	336	6,872	13,460	—	45,306
Residential	¥1,124,971	¥636,238	¥625,599	¥672,243	¥537,121	¥8,947,802	¥17,806	¥—	¥12,561,780
Accrual	1,124,734	636,136	625,164	672,068	536,861	8,914,948	16,419	—	12,526,330
Nonaccrual	237	102	435	175	260	32,854	1,387	—	35,450
Gross charge-offs	—	—	5	43	10	576	1	—	635
Card	¥38	¥179	¥270	¥310	¥279	¥703	¥416,238	¥80,756	¥498,773
Accrual	1	3	7	15	6	33	403,628	17,546	421,239
Nonaccrual	37	176	263	295	273	670	12,610	63,210	77,534
Gross charge-offs	3	52	112	93	70	152	9,249	12,271	22,002
Krungsri	¥1,688,668	¥1,487,981	¥1,002,889	¥546,198	¥239,302	¥904,667	¥2,955,217	¥21,986	¥8,846,908
Performing	1,507,924	1,325,246	855,947	442,848	193,714	651,811	2,698,374	7	7,675,871
Under-Performing	147,612	115,002	102,598	66,928	31,663	173,199	206,398	—	843,400
Non-Performing	33,132	47,733	44,344	36,422	13,925	79,657	50,445	21,979	327,637
Gross charge-offs	5,970	53,874	50,589	21,359	7,095	23,135	32,294	5,327	199,643
Other	¥795,726	¥385,741	¥162,365	¥38,968	¥34,651	¥91,677	¥547,564	¥—	¥2,056,692
Accrual	790,753	378,532	159,835	38,006	33,940	86,122	537,014	—	2,024,202
Nonaccrual	4,973	7,209	2,530	962	711	5,555	10,550	—	32,490
Gross charge-offs	6,492	30,173	9,590	2,623	383	3,075	6,621	—	58,957

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2026:	2025	2024	2023	2022	2021	Prior
	(in millions)
Commercial:	¥40,955,619	¥12,944,026	¥10,257,523	¥6,692,362	¥3,535,686	¥10,669,085	¥33,514,937	¥61,791	¥118,631,029
Domestic	24,813,049	6,744,426	5,711,688	4,720,077	2,927,815	8,958,519	10,155,350	—	64,030,924
Normal	24,703,682	6,632,617	5,613,025	4,670,059	2,851,319	8,381,226	9,989,979	—	62,841,907
Close Watch	96,046	104,366	71,621	40,514	65,825	499,564	150,293	—	1,028,229
Likely to become Bankrupt or Legally/Virtually Bankrupt	13,321	7,443	27,042	9,504	10,671	77,729	15,078	—	160,788
Gross charge-offs	2,028	3,480	197	2,589	5,425	6,674	2,778	—	23,171
Foreign	16,142,570	6,199,600	4,545,835	1,972,285	607,871	1,710,566	23,359,587	61,791	54,600,105
Normal	15,928,759	5,965,943	4,364,812	1,882,422	591,535	1,574,598	23,157,551	58,528	53,524,148
Close Watch	173,991	159,533	144,244	47,880	5,927	90,921	164,319	2,599	789,414
Likely to become Bankrupt or Legally/Virtually Bankrupt	39,820	74,124	36,779	41,983	10,409	45,047	37,717	664	286,543
Gross charge-offs	236	3,233	18,841	17,144	10	5,434	16,082	—	60,980
Residential	¥1,294,984	¥1,079,225	¥604,148	¥592,837	¥633,849	¥8,621,902	¥15,565	¥—	¥12,842,510
Accrual	1,294,914	1,079,045	603,989	592,443	633,666	8,592,808	14,370	—	12,811,235
Nonaccrual	70	180	159	394	183	29,094	1,195	—	31,275
Gross charge-offs	—	—	—	8	28	969	—	—	1,005
Card	¥20	¥149	¥273	¥306	¥325	¥909	¥466,827	¥88,699	¥557,508
Accrual	—	4	10	6	13	133	451,707	67,471	519,344
Nonaccrual	20	145	263	300	312	776	15,120	21,228	38,164
Gross charge-offs	19	83	136	195	121	364	9,151	15,507	25,576
Krungsri	¥2,334,311	¥1,152,780	¥1,072,147	¥646,579	¥381,925	¥834,417	¥3,380,267	¥22,387	¥9,824,813
Performing	2,102,663	974,527	933,091	507,781	299,850	597,348	3,116,056	5	8,531,321
Under-Performing	172,593	145,380	110,228	102,792	54,875	164,397	212,243	—	962,508
Non-Performing	59,055	32,873	28,828	36,006	27,200	72,672	51,968	22,382	330,984
Gross charge-offs	4,017	29,542	55,774	33,983	16,756	17,430	34,217	7,008	198,727
Other	¥896,023	¥337,578	¥231,863	¥89,166	¥15,613	¥90,163	¥555,567	¥—	¥2,215,973
Accrual	892,614	330,796	228,120	87,984	14,994	84,026	546,441	—	2,184,975
Nonaccrual	3,409	6,782	3,743	1,182	619	6,137	9,126	—	30,998
Gross charge-offs	4,137	24,686	12,489	2,768	560	1,938	5,018	—	51,596

Note:
(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.
The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as
Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).
Loans to borrowers categorized as Normal represent those that are not deemed to have collectability issues.
Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are contractually past due 90 days or more for special reasons.
Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.
The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and the Other segment. The accrual status of these loans is determined based on the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.
Loans within the Krungsri segment are categorized as Performing, Under-Performing or Non-Performing based on their delinquency status. Loans categorized as Under-Performing generally represent those that have significant increases in credit risk since origination, including, among other things, loans that are 30 days or more past due, and loans categorized as Non-Performing generally represent those that are 90 days or more past due.
For the Commercial, Residential, Card and Krungsri segments, credit quality indicators are based on information as of March 31. For the Other segment, credit quality indicators are generally based on information as of December 31.

Allowance for Credit Losses
Effective as of April 1, 2023, the MUFG Group adopted new guidance on measurement of credit losses on financial instruments for loan modifications made to borrowers experiencing financial difficulty.

Under the new guidance, the MUFG Group adopts a discounted cash flow methodology that utilizes a discount rate that is based on the post-modification contractual interest rate, other than modified loans in the Card segment, for which the allowance is measured using collectively-assessed allowance methodology.
Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2024, 2025 and 2026 are shown below:

Fiscal year ended March 31, 2024:	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥719,589	¥59,747	¥42,469	¥364,647	¥93,062	¥1,279,514
Provision for (reversal of) credit losses	66,240	(1,500)	21,927	138,358	33,770	258,795
Charge-offs	72,792	1,289	21,020	180,641	38,633	314,375
Recoveries collected	14,488	6	713	32,856	17,173	65,236
Net charge-offs	58,304	1,283	20,307	147,785	21,460	249,139
Other(1)(2)(3)	17,989	—	(7,666)	49,991	7,477	67,791
Balance at end of fiscal year	¥745,514	¥56,964	¥36,423	¥405,211	¥112,849	¥1,356,961

Fiscal year ended March 31, 2025:	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥745,514	¥56,964	¥36,423	¥405,211	¥112,849	¥1,356,961
Provision for (reversal of) credit losses	(93,052)	(6,729)	25,607	156,582	39,382	121,790
Charge-offs	55,914	635	22,002	199,643	58,957	337,151
Recoveries collected	13,213	7	899	40,340	16,433	70,892
Net charge-offs	42,701	628	21,103	159,303	42,524	266,259
Other(1)	1,861	—	—	21,367	7,355	30,583
Balance at end of fiscal year	¥611,622	¥49,607	¥40,927	¥423,857	¥117,062	¥1,243,075

Fiscal year ended March 31, 2026:	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥611,622	¥49,607	¥40,927	¥423,857	¥117,062	¥1,243,075
Provision for (reversal of) credit losses	24,661	(15,826)	30,027	150,212	37,038	226,112
Charge-offs	84,151	1,005	25,576	198,727	51,596	361,055
Recoveries collected	7,294	—	643	44,067	12,537	64,541
Net charge-offs	76,857	1,005	24,933	154,660	39,059	296,514
Other(1)(4)	8,173	—	—	57,820	(4,326)	61,667
Balance at end of fiscal year	¥567,599	¥32,776	¥46,021	¥477,229	¥110,715	¥1,234,340

Notes:
(1)Other is principally comprised of gains or losses from foreign exchange translation.
(2)For the fiscal year ended March 31, 2024, Other includes the impact of the change in accounting principle relating to the recognition and measurement of TDRs, which was adopted on April 1, 2023. The total impact across all segments was negative of ¥18,869 million.
(3)For the fiscal year ended March 31, 2024, the Krungsri and Other segments include the initial allowance for credit losses for the loans purchased with credit deterioration of ¥20,134 million and ¥2,097 million, respectively.
(4)For the fiscal year ended March 31, 2026, the Krungsri segment includes the initial allowance for credit losses for the loans purchased with credit deterioration of ¥14,067 million.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease from charge-offs in the allowance for credit losses amounting to ¥15.7 billion, ¥48.4 billion and ¥30.3 billion for the fiscal years ended March 31, 2024, 2025 and 2026, respectively, due to loan disposal activity.
The MUFG Group sold ¥2,788 billion, ¥3,778 billion and ¥4,042 billion of loans within the Commercial segment during the fiscal years ended March 31, 2024, 2025 and 2026, respectively.

Collateral Dependent Loans
The MUFG Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date.
For the Commercial, Krungsri and Other segments, collateral relating to these loans is comprised primarily of real estate, and to a lesser extent, exchange traded equity securities and deposits etc. For the Residential segment, collateral on these loans was mainly real estate.
Loans Purchased with Credit Deterioration
The following table sets forth the reconciliation of the difference between the purchase price and the principal balance regarding loans acquired with credit deterioration, in connection with corporate acquisitions during the fiscal year ended March 31, 2026.

2026
(in millions)
Purchase price	¥136,121
Allowance for credit losses at acquisition	14,067
Non-credit discount	(2,721)
Principal balance	147,467